December 5, 1995

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

 Re: The Cash Management Trust of America
     File Nos 811-2380
              2-47940

Gentlemen:

      Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 11/30/95 of Registrant's Post-Effective Amendment No. 37 under The Securities Act of 1933 and Amendment No. 28 under The Investment Company Act of 1940.

                                           Sincerely,
                                           Julie F. Williams
                                           Secretary

cc: Mr. Frank J. Donaty, Jr.
    Mr. Randolph Koch
    (Division of Investment Management)